DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Tables Abstract
Deferred revenue
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Deferred revenue – pre-sold toll milling	$37,727	$38,652	$-
	$37,727	$38,652	$-

Deferred revenue-by balance sheet presentation:
Current	$4,567	$4,936	$-
Non-current	33,160	33,716	-
	$37,727	$38,652	$-

Deferred revenue liability continuity
(in thousands)	2018	2017

Balance-January 1	$38,652	$-
Proceeds of APG Arrangement, net
Upfront proceeds	-	43,500
Less: toll milling cash receipts from July 1, 2016 to January 31, 2017	-	(3,520)
Revenue earned during the period	(4,239)	(4,443)
Accretion	3,314	3,115
Balance-December 31	$37,727	$38,652